NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS - Notes payable and capital lease obligations (Details) - USD ($) $ in Thousands	Nov. 30, 2020	Feb. 29, 2020	Feb. 28, 2019
Debt Instrument [Line Items]
Total long-term debt	$ 971,820	$ 972,205
Less unamortized debt issuance costs	(17,261)	(20,497)
Total notes payable and capital lease obligations	954,559	951,708	$ 475,304
Less current portion	(66,536)	(64,902)	(9,590)
Notes payable and capital lease obligations, less current portion, net	888,023	886,806	465,714
Term Loan Dues 2024
Debt Instrument [Line Items]
Total long-term debt	907,896	914,184
Total notes payable and capital lease obligations		914,184	478,978
Amber Term Loan
Debt Instrument [Line Items]
Total long-term debt	36,588	36,588
Total notes payable and capital lease obligations		36,588
Other notes payable
Debt Instrument [Line Items]
Total long-term debt	347	376
Total notes payable and capital lease obligations		376	112
Capital lease obligations
Debt Instrument [Line Items]
Total long-term debt	11,989	6,057
Total notes payable and capital lease obligations		6,057	7,289
Less current portion		(3,900)	(4,700)
Notes payable and capital lease obligations, less current portion, net		2,200	$ 2,600
Revolving Credit Facility
Debt Instrument [Line Items]
Total long-term debt	$ 15,000	15,000
Total notes payable and capital lease obligations		$ 15,000